INCOME TAXES	12 Months Ended
Jan. 03, 2021
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES:
The income tax provision differs from the amount computed by applying the combined Canadian federal and provincial tax rates to earnings before income taxes. The reasons for the difference and the related tax effects are as follows:

	2020	2019

Earnings before income taxes	$(229,373)	$249,825
Applicable statutory tax rate	26.5%	26.6%
Income taxes at applicable statutory rate	(60,784)	66,404

Increase (decrease) in income taxes resulting from:
Effect of different tax rates on earnings of foreign subsidiaries	35,017	(79,229)
Income tax recovery and other adjustments related to prior taxation years	(1,417)	197
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(5,150)	(19,211)
Non-recognition of tax benefits related to tax losses and temporary differences	22,451	16,877
Effect of non-deductible expenses and other	5,792	4,978
Total income tax recovery	$(4,091)	$(9,984)
Average effective tax rate	1.8%	(4.0)%

The Company’s applicable statutory tax rate is the Canadian combined rate applicable in the jurisdictions in which the Company operates.

The details of income tax expense are as follows:

	2020	2019

Current income taxes, includes a recovery of $1,511 (2019 - expense of $99) relating to prior taxation years	$3,633	$13,639

Deferred income taxes:
Origination and reversal of temporary differences	(25,119)	(21,387)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(5,150)	(19,211)
Non-recognition of tax benefits related to tax losses and temporary differences	22,451	16,877
Adjustments relating to prior taxation years	94	98
	(7,724)	(23,623)
Total income tax recovery	$(4,091)	$(9,984)

In fiscal 2020, the Company re-recognized $5.2 million (2019 - $19.2 million) of previously de-recognized (in fiscal 2017 pursuant to the organizational realignment plan) deferred income tax assets in the U.S. relating to deferred income tax assets that are now more likely than not to be recovered.
18. INCOME TAXES (continued):

Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	January 3, 2021	December 29, 2019

Deferred income tax assets:
Non-capital losses	$99,659	$99,504
Non-deductible reserves and accruals	28,211	12,502
Property, plant and equipment	15,319	12,439
Other items	7,455	8,259
	150,644	132,704
Unrecognized deferred income tax assets	(100,424)	(83,390)
Deferred income tax assets	$50,220	$49,314

Deferred income tax liabilities:
Property, plant and equipment	$(28,643)	$(30,165)
Intangible assets	(3,888)	(9,232)
Deferred income tax liabilities	$(32,531)	$(39,397)
Deferred income taxes	$17,689	$9,917

The details of changes to deferred income tax assets and liabilities were as follows:

	2020	2019

Balance, beginning of fiscal year, net	$9,917	$(12,623)

Recognized in the statements of earnings:
Non-capital losses	155	14,804
Non-deductible reserves and accruals	16,044	1,107
Property, plant and equipment	4,400	2,142
Intangible assets	5,344	1,033
Other	(825)	2,203
Unrecognized deferred income tax assets	(17,394)	2,334
	7,724	23,623

Business acquisitions	—	(1,100)
Other	48	17
Balance, end of fiscal year, net	$17,689	$9,917

As at January 3, 2021, the Company has tax credits, capital and non-capital loss carryforwards, and other deductible temporary differences available to reduce future taxable income for tax purposes representing a tax benefit of approximately $100.4 million, for which no deferred tax asset has been recognized (December 29, 2019 - $83.4 million), because the criteria for recognition of the tax asset was not met. The tax credits and capital and non-capital loss carryforwards expire between 2027 and 2041. The recognized deferred tax asset related to loss carryforwards is supported by projections of future profitability of the Company.

The Company has not recognized a deferred income tax liability for the undistributed profits of subsidiaries operating in foreign jurisdictions, as the Company currently has no intention to repatriate these profits. If expectations or intentions change in the future, the Company may be subject to an additional tax liability upon distribution of these earnings in the form of dividends or otherwise. As at January 3, 2021, a deferred income tax liability of approximately $57 million would result from the recognition of the taxable temporary differences of approximately $521 million.